Warrants - Schedule of Company’s Fair Value on a Recurring Basis (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Company’s Fair Value on a Recurring Basis [Line Items]
Total	$ 22,245,000	$ 180,918	$ 238,613
Level 3 of fair value hierarchy [member] | Private and Representative Warrants [Member]
Schedule of Company’s Fair Value on a Recurring Basis [Line Items]
Total	16,500	9,619	12,676
Level 3 of fair value hierarchy [member] | Penny Warrants [Member]
Schedule of Company’s Fair Value on a Recurring Basis [Line Items]
Total		102,820	146,730
Level 3 of fair value hierarchy [member] | Arena Ordinary Share Warrants [Member]
Schedule of Company’s Fair Value on a Recurring Basis [Line Items]
Total	64,500	68,479	79,207
Level 3 of fair value hierarchy [member] | PIPE Financing Warrants [Member]
Schedule of Company’s Fair Value on a Recurring Basis [Line Items]
Total	$ 22,164,000